Income Taxes Disclosure: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2018 $	2017 $

Deferred income tax assets (liability)

Non-capital losses carried forward	255,710	282,166
Marketable securities	19,681	19,182
Resource pool	15,257	8,589
Asset retirement obligation	(1,039)	(1,088)

Total gross deferred income tax assets	289,609	308,849

Valuation allowance	(289,609)	(308,849)

Net deferred income tax asset	--	--